Derivatives and hedging activities - Credit derivatives (Details 5) - CHF (SFr) SFr in Billions	3 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Credit Derivatives [Line Items]
Credit protection sold	SFr 372.7	SFr 378.3
Credit protection purchased	353.8	356.0
Other protection purchased	69.0	80.4
Other instruments	17.8	17.2
Total credit derivatives	SFr 813.3	SFr 831.9